PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.5%
Bank Loans — 5.1%
Airlines — 0.5%
American Airlines, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	04/20/28	988	$1,020,921
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	04/21/28	1,652	1,661,799
			2,682,720
Chemicals — 0.6%
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%
4.084%(c)	06/26/25	1,532	1,530,135
Second Lien Initial Term Loan, 1 Month LIBOR + 8.500%
8.584%(c)	06/26/26	1,931	1,926,422
			3,456,557
Computers — 0.6%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
3.837%(c)	09/30/24	1,649	1,648,979
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	1,916	1,916,466
			3,565,445
Electric — 0.3%
Heritage Power LLC,
Term Loan B, 1 - 6 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,938	1,707,930
Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/04/23	59	63,194
Entertainment — 0.2%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.834%(c)	08/14/24	413	410,996
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	495	520,369
			931,365
Housewares — 0.1%
Sunset Debt Merger Sub, Inc.,
Term Loan
—%(p)	09/17/28^	790	783,087
Insurance — 0.3%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
5.331%(c)	01/20/29	1,535	1,528,604
Media — 0.0%
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
3.340%(c)	08/24/26	239	148,541
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	1,385	$1,517,960
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%
7.250%(c)	03/28/24	756	755,002
			2,272,962
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/01/27	297	296,969
Retail — 0.1%
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
4.750%(c)	03/31/26	184	183,941
Great Outdoors Group LLC,
Term B-1 Loan, 3 Month LIBOR + 4.250%
5.000%(c)	03/06/28	571	572,946
			756,887
Software — 1.1%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%
3.882%(c)	10/02/25	714	709,312
Term Loan
—%(p)	03/31/26	250	252,422
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	1,080,076
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	12/01/27	473	474,102
Informatica LLC,
Second Lien Initial Loan
7.125%	02/25/25	500	506,875
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	373	370,075
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	07/14/28	800	802,500
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.340%(c)	03/03/28	1,480	1,493,875
Term Loan B-3, 1 Month LIBOR + 3.750%
3.840%(c)	06/30/26	442	440,034
			6,129,271
Telecommunications — 0.8%
Intelsat Jackson Holdings SA (Luxembourg),
DIP Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	07/13/22	640	643,731
West Corp.,
Incremental B-1 Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	10/10/24	497	485,842
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Telecommunications (cont’d.)
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.000%(c)	10/10/24	132	$129,614
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.837%(c)	06/10/27	1,358	1,355,387
Term Loan
—%(p)	10/02/28^	1,450	1,444,563
—%(p)	10/01/29^	265	263,675
			4,322,812

Total Bank Loans (cost $28,477,115)			28,646,344
Convertible Bond — 0.1%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	10/18/21(oo)	438	358,353
(cost $31,054)
Corporate Bonds — 84.8%
Advertising — 0.6%
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28	225	206,881
Sr. Unsec’d. Notes
5.750%	08/15/26(a)	1,325	1,076,838
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	2,200	2,329,506
			3,613,225
Aerospace & Defense — 3.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	1,850	2,172,051
5.805%	05/01/50	2,725	3,642,390
5.930%	05/01/60	225	307,398
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,025	1,033,873
7.125%	06/15/26(a)	700	734,490
7.450%	05/01/34	375	440,704
7.500%	12/01/24	2,600	2,697,838
7.500%	03/15/25	950	970,969
7.875%	04/15/27(a)	3,250	3,369,678
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	800	847,136
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23(a)	761	826,992
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	200	210,750
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	600	598,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
5.500%	11/15/27(a)	475	$488,791
			18,342,013
Agriculture — 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	350	369,207
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	1,425,689
			1,794,896
Airlines — 0.7%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	800	989,637
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	1,200	1,293,250
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	445,202
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	990	1,017,825
4.625%	04/15/29	440	454,860
			4,200,774
Apparel — 0.2%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25	625	656,504
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	250	252,474
			908,978
Auto Manufacturers — 2.2%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	275	267,667
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	175	182,330
5.875%	06/01/29	225	244,783
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	2,150	2,262,902
5.291%	12/08/46(a)	3,600	4,012,215
9.000%	04/22/25	725	872,005
9.625%	04/22/30(a)	865	1,226,766
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30(a)	375	389,961
5.584%	03/18/24(a)	625	671,869
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25(a)	750	813,708

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,050	$1,108,038
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28	350	349,878
			12,402,122
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,175	2,227,797
Adient US LLC,
Sr. Sec’d. Notes, 144A
9.000%	04/15/25	200	216,847
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29	1,025	998,792
6.250%	03/15/26(a)	2,373	2,443,815
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	875	710,964
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	475	489,775
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	205,481
5.375%	11/15/27	175	184,555
5.625%	06/15/28	50	53,844
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	04/15/29(a)	1,150	1,175,723
7.875%	01/15/29	175	195,441
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/30/28	525	552,300
			9,455,334
Banks — 0.2%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	600	612,239
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26	550	560,814
			1,173,053
Biotechnology — 0.0%
HCRX Investments Holdco LP,
Sr. Unsec’d. Notes, 144A
4.500%	08/01/29	100	100,869
Building Materials — 1.8%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29(a)	750	797,256
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	1,325	$1,399,319
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	350	355,285
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	300	297,928
5.375%	02/01/28	375	394,785
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27(a)	575	621,129
Sr. Unsec’d. Notes, 144A
4.750%	05/01/29	375	382,595
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28(a)	1,500	1,589,911
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)	600	570,983
4.375%	07/15/30(a)	675	688,413
4.750%	01/15/28(a)	825	859,604
5.000%	02/15/27(a)	790	816,228
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	720	757,619
6.500%	03/15/27	300	314,530
			9,845,585
Chemicals — 3.3%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43(a)	1,705	2,239,107
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29(a)	400	389,023
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	670	722,611
Gtd. Notes, 144A
4.625%	11/15/29	425	415,083
5.750%	11/15/28(a)	925	970,466
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	1,110	946,251
Diamond BC BV,
Sr. Unsec’d. Notes, 144A
4.625%	10/01/29	175	177,629
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	1,000	1,069,593
Ingevity Corp.,
Gtd. Notes, 144A
3.875%	11/01/28	300	299,188

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LSF11 A5 HoldCo LLC,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	225	$225,000
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27	651	684,223
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	494,273
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	275	272,936
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,180	1,211,019
SCIH Salt Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/01/29(a)	200	193,147
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	424,795
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,510	1,396,750
10.875%	08/01/24	372	398,932
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	1,275	1,269,896
Sr. Sec’d. Notes, 144A
6.500%	05/01/25	550	577,614
Unifrax Escrow Issuer Corp.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	275	278,509
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	175	179,427
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	450	466,337
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	325	322,414
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,280	1,209,694
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	500	552,416
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	500	514,392
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29	475	490,187
			18,390,912
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26(a)	375	408,111
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 4.3%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	395	$398,973
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	985	1,042,182
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,425	1,407,850
9.750%	07/15/27	1,325	1,440,806
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)	660	658,469
4.625%	06/01/28	415	413,890
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	385,434
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	475	489,179
4.625%	10/01/27	575	597,354
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	550	567,094
5.750%	07/15/27	575	596,877
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	305	321,094
Carriage Services, Inc.,
Gtd. Notes, 144A
4.250%	05/15/29	275	277,540
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28	450	446,322
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29	325	327,819
3.750%	10/01/30	225	231,746
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29	50	50,813
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	1,375	1,337,501
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	450	449,999
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	650	674,563
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25	395	404,316
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29	300	293,409

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.625%	10/01/28	465	$482,948
5.875%	10/01/30	165	173,608
Sr. Unsec’d. Notes, 144A
4.750%	07/15/31	250	243,355
Service Corp. International,
Sr. Unsec’d. Notes
4.000%	05/15/31	1,000	1,034,385
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)	450	455,272
3.875%	02/15/31(a)	325	332,815
4.000%	07/15/30	275	285,814
4.875%	01/15/28(a)	4,000	4,231,404
5.250%	01/15/30(a)	350	382,554
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	3,300	3,481,927
			23,917,312
Computers — 0.4%
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	325	333,974
5.125%	04/15/29(a)	650	670,427
5.250%	10/01/30	835	875,675
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	315,002
			2,195,078
Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	1,650	1,646,127
Diversified Financial Services — 2.7%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	800	819,944
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26(a)	400	410,875
5.375%	12/01/24	100	102,999
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	625	567,331
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28(a)	850	862,010
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	925	871,730
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	225	231,723
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	1,050	$1,078,991
4.375%	05/15/31(a)	500	521,752
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30(a)	1,275	1,278,953
5.500%	08/15/28	475	489,156
6.000%	01/15/27(a)	435	455,823
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28(a)	325	322,690
4.000%	09/15/30(a)	375	373,023
6.625%	01/15/28(a)	1,125	1,290,566
6.875%	03/15/25	1,275	1,432,506
7.125%	03/15/26	2,550	2,949,080
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	404,712
5.375%	10/15/25	575	591,501
			15,055,365
Electric — 3.9%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29(a)	1,632	1,608,144
5.000%	02/01/31	1,925	1,924,668
5.125%	03/15/28(a)	4,900	4,962,627
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	651	493,300
Mirant Corp.,
Sr. Unsec’d. Notes, 144A (original cost $1; purchased 01/02/02)(f)
0.000%(cc)	07/15/49^	250	250
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	525	558,676
6.625%	01/15/27	1,032	1,069,474
Gtd. Notes, 144A
3.375%	02/15/29	275	271,198
3.625%	02/15/31(a)	675	663,280
3.875%	02/15/32	450	444,948
5.250%	06/15/29(a)	775	826,563
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	935	952,711
5.250%	07/01/30(a)	2,705	2,768,869
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $1,529,000; purchased 06/06/19 - 05/21/21)(f)
5.000%	07/31/27(a)	1,515	1,564,832
Gtd. Notes, 144A (original cost $1,322,875; purchased 08/07/18 - 03/18/20)(f)
5.500%	09/01/26	1,350	1,387,820

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Gtd. Notes, 144A (original cost $1,503,519; purchased 01/22/19 - 10/28/20)(f)
5.625%	02/15/27(a)	1,458	$1,509,298
Sr. Unsec’d. Notes, 144A (original cost $929,469; purchased 05/05/21 - 09/01/21)(f)
4.375%	05/01/29(a)	925	931,650
			21,938,308
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	200	198,540
4.750%	06/15/28	225	229,041
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	500	534,005
7.250%	06/15/28	835	924,839
			1,886,425
Electronics — 0.2%
Brightstar Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	900	969,118
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	250	251,642
			1,220,760
Engineering & Construction — 0.4%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	650	721,902
Artera Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	550	596,626
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	500	503,633
4.125%	02/15/32	325	328,340
			2,150,501
Entertainment — 3.7%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	542	524,699
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	405	426,716
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	500	507,023
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	60	60,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	$473,420
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	250	256,707
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28(a)	375	402,329
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27	325	338,326
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	150	153,821
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	2,025	2,138,779
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)	700	748,424
6.250%	01/15/27(a)	450	511,119
6.500%	02/15/25(a)	975	1,088,452
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,325	1,367,433
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A
5.750%	06/15/26	200	206,566
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	865,671
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	1,300	1,317,088
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	1,100	1,181,460
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	250	246,940
5.625%	01/15/27(a)	1,525	1,578,432
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29(a)	825	834,151
5.875%	09/01/31	825	833,269
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	2,847	3,033,337
8.625%	07/01/25	800	867,178
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	470	473,495

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	225	$237,290
			20,672,973
Environmental Control — 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	200	198,555
4.375%	08/15/29(a)	450	454,354
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28	25	24,990
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	175	176,941
			854,840
Foods — 2.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	700	697,161
4.875%	02/15/30(a)	500	539,967
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	1,460	1,523,818
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28(a)	625	591,041
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	225	234,378
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	450	465,699
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.750%	12/01/31	400	418,534
6.500%	04/15/29(a)	455	507,664
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)	775	862,261
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,675	1,911,162
4.875%	10/01/49	750	913,270
5.000%	07/15/35	225	276,941
5.000%	06/04/42	300	368,128
5.200%	07/15/45	250	315,333
5.500%	06/01/50	750	988,399
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
3.500%	03/01/32	300	305,136
4.250%	04/15/31	475	507,923
5.875%	09/30/27	2,150	2,280,118
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	1,160	1,169,427
5.500%	12/15/29	300	318,138
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	900	$892,202
U.S. Foods, Inc.,
Gtd. Notes, 144A
4.750%	02/15/29(a)	325	333,747
			16,420,447
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25(a)	1,475	1,628,403
5.750%	05/20/27	1,475	1,666,994
5.875%	08/20/26(a)	975	1,100,892
			4,396,289
Healthcare-Products — 0.3%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	800	800,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	850	850,000
			1,650,000
Healthcare-Services — 3.7%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.125%	02/15/29	250	245,167
3.500%	04/01/30	450	449,967
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	1,825	1,777,171
4.625%	06/01/30	1,900	1,955,778
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	250	264,832
7.050%	12/01/27	1,750	2,181,961
7.500%	11/06/33(a)	750	1,072,372
Gtd. Notes, MTN
7.750%	07/15/36	400	567,184
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,025	996,489
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	875	920,256
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,175	1,260,158
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	2,325	2,458,639
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	600	629,638
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,325	1,377,164

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	1,650	$1,675,821
4.875%	01/01/26	275	284,615
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	450	484,669
6.875%	11/15/31(a)	2,025	2,330,284
			20,932,165
Home Builders — 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	225	227,325
4.625%	04/01/30	200	201,117
9.875%	04/01/27	975	1,091,642
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	1,225	1,283,517
6.750%	03/15/25(a)	850	876,029
7.250%	10/15/29	1,625	1,789,281
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	1,175	1,199,061
6.250%	09/15/27(a)	625	657,181
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	325	332,183
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	1,075	1,146,180
Gtd. Notes, 144A
3.875%	08/15/29	150	151,466
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	350,263
5.000%	03/01/28(a)	500	518,149
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	375	384,773
4.800%	11/15/29(a)	450	490,507
6.875%	06/15/27	1,050	1,264,106
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	625	656,060
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,150	1,176,537
5.250%	12/15/27(a)	650	679,000
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	525	585,371
6.000%	06/01/25(a)	1,125	1,275,207
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28(a)	550	564,622
4.750%	04/01/29	700	720,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	550	$579,916
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	625	712,780
6.625%	07/15/27	1,875	1,983,366
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	942	1,014,125
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	1,150	1,204,710
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	690	752,560
			23,867,159
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	575	592,369
Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,075	1,082,109
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	175	177,676
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	825	790,431
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	149,803
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29(a)	800	861,588
			3,061,607
Housewares — 0.4%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29	150	156,668
Gtd. Notes, 144A
4.000%	04/01/31(a)	975	973,423
4.375%	02/01/32	275	277,545
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	875	850,622
			2,258,258
Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29(a)	750	740,346

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	300	$304,173
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	300	298,917
			1,343,436
Internet — 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	275	269,985
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	600	602,203
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	396,887
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	875	889,276
			2,158,351
Iron/Steel — 0.4%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29(a)	868	940,686
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29	250	261,470
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	1,095	1,167,624
			2,369,780
Leisure Time — 0.3%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	755	867,444
12.250%	05/15/24	125	147,106
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	250	242,905
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	149,795
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29(a)	525	533,714
			1,940,964
Lodging — 1.9%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27(a)	550	567,848
Gtd. Notes, 144A
4.750%	06/15/31(a)	525	541,497
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
8.625%	06/01/25	225	$243,562
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	375	401,714
Gtd. Notes, 144A
3.625%	02/15/32(a)	925	911,782
4.000%	05/01/31(a)	1,025	1,044,827
5.375%	05/01/25	225	235,415
5.750%	05/01/28	250	269,249
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	350	367,298
4.750%	10/15/28(a)	1,900	2,002,128
5.500%	04/15/27	625	679,809
6.750%	05/01/25(a)	1,250	1,320,368
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	150	149,972
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	675	638,610
5.625%	08/26/28	1,350	1,289,607
			10,663,686
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	550	568,681
Machinery-Diversified — 0.6%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	625	641,148
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	2,050	2,101,284
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28	200	213,561
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27(a)	424	445,431
			3,401,424
Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	3,040	3,130,872
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)	4,175	4,246,661
4.500%	06/01/33(a)	800	814,942
4.750%	03/01/30(a)	2,375	2,482,716
5.000%	02/01/28	930	970,798
5.375%	06/01/29	200	216,107

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	1,190	$1,106,068
4.125%	12/01/30(a)	575	563,613
5.375%	02/01/28	200	208,949
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	3,275	3,104,489
5.000%	11/15/31	310	297,347
5.750%	01/15/30(a)	325	330,453
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	5,640	2,487,760
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	1,270	841,339
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	285	295,576
5.125%	06/01/29	700	686,733
7.375%	07/01/28(a)	265	281,044
7.750%	07/01/26(a)	2,915	3,293,739
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30(a)	350	344,125
5.875%	07/15/26(a)	1,335	1,378,950
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26(a)	325	342,186
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	311,794
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	425	436,777
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	400	414,900
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	521,286
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(a)	750	764,306
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	250	250,811
Sr. Unsec’d. Notes, 144A
5.375%	01/15/31	500	491,586
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27(a)	310	317,740
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	285	283,743
5.875%	03/15/26(a)	275	281,825
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	520	529,509
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.125%	02/15/25(a)	1,760	$1,788,604
6.625%	06/01/27	1,275	1,382,834
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28(a)	255	273,520
			35,473,702
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/29	475	486,806
Mining — 2.4%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	1,425	1,448,232
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	1,200	1,187,015
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24(a)	710	719,709
6.875%	03/01/26	200	208,019
6.875%	10/15/27(a)	890	941,141
7.250%	04/01/23(a)	735	747,733
7.500%	04/01/25	1,775	1,824,470
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28	825	862,154
4.625%	08/01/30(a)	475	512,604
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	575	619,205
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	297,363
6.125%	04/01/29(a)	995	1,042,692
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28(a)	750	738,528
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	421	433,832
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	1,350	1,390,367
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	650	645,034
4.750%	01/30/30	50	52,595
			13,670,693
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	443,279
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	589,786

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	10/15/28	250	$252,885
			1,285,950
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29	305	312,700
Oil & Gas — 7.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	725	782,959
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes
7.875%	12/15/24^(d)	5,200	35,360
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,845	1,889,874
Gtd. Notes, 144A
5.375%	03/01/30(a)	625	658,289
7.625%	02/01/29(a)	900	1,005,717
8.375%	07/15/26	32	36,246
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	750	840,019
5.250%	02/01/42	50	55,713
5.350%	07/01/49	75	83,288
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	850	877,727
9.000%	11/01/27	726	994,620
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	314,290
5.875%	02/01/29	300	320,507
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,350	1,360,242
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,559,948
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,375	1,463,604
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	450	468,062
6.750%	03/01/29(a)	825	891,563
Continental Resources, Inc.,
Gtd. Notes
4.900%	06/01/44	275	308,146
Gtd. Notes, 144A
5.750%	01/15/31(a)	400	483,450
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	200	$208,737
5.625%	10/15/25	350	358,931
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,500	1,579,378
6.625%	07/15/25	230	243,025
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	1,375	1,490,873
5.000%	01/15/29	225	253,909
7.500%	02/01/30(a)	650	836,471
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25(a)	975	985,680
5.750%	02/01/29	275	283,397
6.000%	02/01/31	200	206,290
6.250%	11/01/28	900	933,734
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	450	460,238
7.125%	02/01/27	1,427	1,498,751
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	900	875,054
7.500%	01/15/28	1,250	1,184,260
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25(a)	1,300	1,200,947
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27(a)	482	481,666
4.100%	02/15/47	100	95,498
5.500%	12/01/25	200	221,564
5.550%	03/15/26	50	55,517
5.875%	09/01/25(a)	325	364,356
6.125%	01/01/31(a)	875	1,048,484
6.625%	09/01/30	525	647,933
7.150%	05/15/28	275	322,428
7.875%	09/15/31	100	133,272
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	450	607,331
6.500%	02/01/38(a)	225	308,551
6.625%	08/15/37	100	137,071
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	500	507,446
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	200	209,005
7.125%	01/15/26(a)	1,225	1,258,474
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	1,075	1,134,795

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
9.250%	02/01/26	300	$327,118
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29	200	203,020
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^(d)	275	3
Southwestern Energy Co.,
Gtd. Notes
5.375%	03/15/30(a)	1,525	1,647,009
Gtd. Notes, 144A
5.375%	02/01/29	125	133,831
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	450	456,568
5.500%	02/15/26(a)	850	867,473
5.875%	03/15/28	100	105,592
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	325	271,176
7.500%	01/15/26	875	708,487
8.000%	02/01/27(a)	500	393,058
Vine Energy Holdings LLC,
Gtd. Notes, 144A
6.750%	04/15/29	675	729,180
			40,405,205
Packaging & Containers — 1.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,375	1,458,326
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	375	388,378
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	825	840,361
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	220	231,240
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	418,346
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	460	482,108
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	221,586
6.625%	05/13/27(a)	725	778,737
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	500	501,548
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	50	$49,564
			5,370,194
Pharmaceuticals — 2.7%
180 Medical, Inc. (United Kingdom),
Gtd. Notes, 144A
3.875%	10/15/29	200	200,000
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29(a)	725	724,959
5.125%	03/01/30	250	250,195
6.125%	08/01/28(a)	820	871,162
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,350	1,280,289
5.000%	02/15/29(a)	350	325,915
5.250%	01/30/30(a)	925	862,348
5.250%	02/15/31(a)	1,425	1,311,070
6.125%	04/15/25(a)	1,360	1,389,114
6.250%	02/15/29	4,060	4,016,603
7.000%	01/15/28(a)	675	691,551
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	631	451,312
Sec’d. Notes, 144A
9.500%	07/31/27(a)	63	63,101
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29(a)	450	449,701
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	325	336,863
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	475	498,809
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	900	934,110
Prestige Brands, Inc.,
Gtd. Notes, 144A
3.750%	04/01/31	450	434,256
			15,091,358
Pipelines — 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	750	774,287
5.750%	01/15/28	1,825	1,891,175
Cheniere Energy Partners LP,
Gtd. Notes, 144A
4.000%	03/01/31(a)	900	945,188

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	2,450	$2,583,410
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	150	151,940
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	395	449,597
Gtd. Notes, 144A
6.450%	11/03/36	200	249,033
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	775	808,625
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	110	115,076
5.500%	07/15/28	50	54,996
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	275	301,775
6.500%	07/01/27	810	911,398
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	414,986
7.000%	08/01/27	260	270,477
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,269	2,519,784
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,175	1,203,323
6.000%	12/31/30	975	999,238
7.500%	10/01/25	175	189,311
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31	275	296,625
5.000%	01/15/28(a)	300	315,743
5.375%	02/01/27(a)	275	284,705
5.500%	03/01/30(a)	655	716,358
5.875%	04/15/26(a)	375	392,170
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	240	247,326
4.125%	08/15/31	240	250,813
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	575	607,293
4.350%	02/01/25(a)	650	686,283
5.300%	02/01/30(a)	1,075	1,187,562
5.450%	04/01/44	75	86,241
5.500%	08/15/48	300	350,925
			20,255,663
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 1.3%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,925	$2,014,464
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,825	1,858,845
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	425	426,020
4.375%	02/01/31(a)	500	502,825
5.375%	08/01/28	720	760,416
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,525	1,497,096
			7,059,666
Real Estate Investment Trusts (REITs) — 2.6%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	375	363,137
9.750%	06/15/25(a)	1,775	1,943,506
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	1,750	1,766,877
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28	1,175	1,287,286
Gtd. Notes, 144A
4.625%	06/15/25	185	199,774
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	700	714,789
5.000%	10/15/27(a)	825	869,224
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	525	555,558
7.500%	06/01/25(a)	1,585	1,685,652
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	250	250,554
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	335,702
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29(a)	330	319,085
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24	305	313,345
Sr. Sec’d. Notes, 144A
7.875%	02/15/25(a)	1,155	1,220,064
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28(a)	400	409,133

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	225	$232,964
4.625%	12/01/29(a)	1,725	1,867,195
			14,333,845
Retail — 2.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30(a)	2,200	2,176,979
Sr. Sec’d. Notes, 144A
3.500%	02/15/29	275	272,320
3.875%	01/15/28(a)	550	554,356
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	275	273,081
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	100,000
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	425	448,935
Sr. Unsec’d. Notes
3.875%	05/15/23(a)	625	644,741
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	50	50,134
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29(a)	425	401,851
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25(a)	1,075	1,121,941
Foot Locker, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	10/01/29	225	225,530
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	775	760,911
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	150	150,361
3.875%	10/01/31	175	175,016
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24(a)	1,750	1,752,206
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)	450	449,936
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	325	333,595
4.875%	05/01/29	175	179,378
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29(a)	1,370	1,326,211
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	2,600	$2,665,703
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27(a)	350	364,973
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	275	284,361
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	375	396,745
			15,109,264
Semiconductors — 0.3%
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	1,470	1,536,397
Software — 0.7%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28(a)	1,410	1,419,439
Clarivate Science Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/01/29	330	330,643
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
10.250%	02/15/27(a)	765	825,701
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	1,019	1,069,736
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/28(a)	450	434,387
			4,079,906
Telecommunications — 5.9%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	375	368,245
7.375%	05/01/26	2,490	2,583,648
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	1,771	1,797,962
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24(a)	1,783	1,784,103
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25(a)	652	580,583
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26(a)	528	510,927
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25(a)	1,517	1,527,502

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	1,050	$1,088,166
8.750%	05/25/24	1,058	1,096,804
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,910	4,622,861
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	1,595	886,613
Gtd. Notes, 144A
8.500%	10/15/24(d)	25	14,290
9.750%	07/15/25(d)	3,955	2,217,582
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	2,879	2,866,698
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	145	140,284
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	1,185	1,333,593
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	1,100	1,239,491
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	128,427
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	549,208
8.750%	03/15/32	731	1,092,656
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	1,385	1,619,156
7.625%	03/01/26	500	605,834
7.875%	09/15/23	1,175	1,313,171
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29	275	282,851
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	275	286,889
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	525	532,531
6.500%	07/15/28(a)	430	453,117
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29	175	175,323
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	115	114,509
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28(a)	1,125	1,140,497
			32,953,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26	125	$128,902
Transportation — 0.0%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	170	179,432
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28(a)	775	781,140

Total Corporate Bonds (cost $464,037,984)			476,312,521
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
2.725%(cc)	10/25/35	4	3,220
Alternative Loan Trust,
Series 2005-43, Class 4A3
2.737%(cc)	10/25/35	2	1,812
Series 2006-HY13, Class 4A1
3.055%(cc)	02/25/37	2	2,167
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.297%(c)	07/20/46	3	2,214
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.296%(c)	10/25/46	17	11,088
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.655%(c)	09/25/45	—(r)	231
Banc of America Funding Trust,
Series 2006-B, Class 2A1
2.959%(cc)	03/20/36	4	3,564
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.124%(cc)	09/25/37	8	8,281
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.447%(c)	07/19/46	5	2,953
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.276%(c)	09/25/46	4	3,584
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	11	7,956
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.296%(c)	04/25/46	2	1,828

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
RALI Trust,
Series 2006-QA02, Class 3A1
5.429%(cc)	02/25/36	11	$9,762
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	2,224
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.029%(cc)	02/25/37	2	2,043
Series 2007-HY01, Class 4A1
3.056%(cc)	02/25/37	3	2,714

Total Residential Mortgage-Backed Securities (cost $61,452)			65,641

	Shares
Common Stocks — 3.9%
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*	23,260	511,720
Electric Utilities — 0.4%
GenOn Energy Holdings, Inc. (Class A Stock)(original cost $1,273,580; purchased 02/28/19)*^(f)	11,836	1,657,040
Keycon Power Holdings LLC*^	2,150	303,150
		1,960,190
Gas Utilities — 0.8%
Ferrellgas Partners LP (Class B Stock)*	18,116	4,347,840
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.(original cost $908,087; purchased 12/08/15 - 01/19/16)(f)	44,042	753,118
Oil, Gas & Consumable Fuels — 2.5%
Chesapeake Energy Corp.(a)	167,802	10,334,925
Chesapeake Energy Corp. Backstop Commitment	1,220	75,140
Extraction Oil & Gas, Inc.*	64,683	3,651,356
		14,061,421

Total Common Stocks (cost $9,128,816)		21,634,289
Preferred Stocks — 0.6%
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month LIBOR + 3.550%, Maturing 05/10/24(oo)	11,850	332,985
Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	409	2,863
Gas Utilities — 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	3,150	3,150,000
	Shares	Value

Preferred Stocks (continued)
Media — 0.0%
Adelphia Communications Corp.^	700	$1

Total Preferred Stocks (cost $3,352,417)		3,485,849

	Units
Warrants* — 0.0%
Hotels, Restaurants & Leisure
CEC Brands LLC, expiring 12/31/25	41,205	141,642
(cost $0)

Total Long-Term Investments (cost $505,088,838)		530,644,639

	Shares
Short-Term Investments — 35.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	30,971,452	30,971,452
PGIM Institutional Money Market Fund (cost $167,010,656; includes $167,003,464 of cash collateral for securities on loan)(b)(wa)	167,137,109	167,036,827

Total Short-Term Investments (cost $197,982,108)		198,008,279

TOTAL INVESTMENTS—129.7% (cost $703,070,946)		728,652,918

Liabilities in excess of other assets(z) — (29.7)%		(166,789,043)

Net Assets — 100.0%		$561,863,875

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
DIP	Debtor-In-Possession
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,639,992 and 1.4% of net assets.

A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,644,102; cash collateral of $167,003,464 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,466,531. The aggregate value of $7,804,008 is 1.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%, 4.750%(c), Maturity Date 03/31/26 (cost $133,996)	135	$135,030	$1,034	$—
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
117	2 Year U.S. Treasury Notes	Dec. 2021	$25,746,399	$(12,771)
307	5 Year U.S. Treasury Notes	Dec. 2021	37,681,852	(217,889)
134	10 Year U.S. Treasury Notes	Dec. 2021	17,635,657	(145,918)
12	20 Year U.S. Treasury Bonds	Dec. 2021	1,910,625	(40,189)
				(416,767)
Short Position:
20	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	3,821,250	139,503
				$(277,264)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17